Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Class of Collateral Pledged (Details) $ in Millions	Dec. 31, 2015 USD ($)
Class of Collateral Pledged
Securities sold under agreements to repurchase	$ 284,303
Securities loaned	44,775
Other	13,235
Total	342,313
U.S. government and agency securities
Class of Collateral Pledged
Securities sold under agreements to repurchase	142,572
Securities loaned	0
Other	27
Total	142,599
Corporate securities, trading loans and other
Class of Collateral Pledged
Securities sold under agreements to repurchase	11,767
Securities loaned	265
Other	278
Total	12,310
Equity securities
Class of Collateral Pledged
Securities sold under agreements to repurchase	32,323
Securities loaned	13,350
Other	12,929
Total	58,602
Non-U.S. sovereign debt
Class of Collateral Pledged
Securities sold under agreements to repurchase	87,849
Securities loaned	31,160
Other	1
Total	119,010
Mortgage trading loans and ABS
Class of Collateral Pledged
Securities sold under agreements to repurchase	9,792
Securities loaned	0
Other	0
Total	$ 9,792